AMG GW&K High Income Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Principal Amount	Value
Corporate Bonds and Notes - 94.4%
Financials - 15.3%
The Charles Schwab Corp. Series I (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%) 4.000%, 06/01/26[1,2,3]	$272,000	$275,373
Diversified Healthcare Trust 4.750%, 05/01/24	254,000	260,985
The Goldman Sachs Group, Inc. Series S (4.400% to 02/10/25 then U.S. Treasury Yield Curve CMT 5 year + 2.850%) 4.400%, 02/10/25[1,2,3,4]	173,000	178,190
MetLife, Inc. Series G (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%) 3.850%, 09/15/25[1,2,3,4]	222,000	229,215
Morgan Stanley Series M (5.875% to 09/15/26 then 3 month LIBOR + 4.435%) 5.875%, 09/15/26[1,2,3,4]	118,000	132,750
Navient Corp. 6.125%, 03/25/24	95,000	100,327
SBA Communications Corp. 3.875%, 02/15/27	180,000	183,996
Service Properties Trust 7.500%, 09/15/25	360,000	408,968
SLM Corp. 4.200%, 10/29/25	261,000	274,055
Starwood Property Trust, Inc. 4.750%, 03/15/25	446,000	463,073
VICI Properties LP/VICI Note Co., Inc. 3.500%, 02/15/25[4,5]	120,000	122,175
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.500%, 03/01/25[5]	210,000	221,865

Total Financials		2,850,972
Industrials - 78.5%
Adient Global Holdings, Ltd. (Jersey) 4.875%, 08/15/26[4,5]	200,000	205,250
AECOM 5.875%, 10/15/24	192,000	215,722
Alcoa Nederland Holding, B.V. (Netherlands) 4.125%, 03/31/29[5]	400,000	403,416
Allegheny Technologies, Inc. 7.875%, 08/15/23[6]	253,000	274,429
	Principal Amount	Value

American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26[5]	$265,000	$276,262
American Axle & Manufacturing, Inc.
6.250%, 04/01/25[4]	178,000	183,340
6.250%, 03/15/26	134,000	137,249

Apache Corp. 4.625%, 11/15/25	351,000	361,635
Aramark Services, Inc. 4.750%, 06/01/26	100,000	102,800
ArcelorMittal, S.A. (Luxembourg) 4.550%, 03/11/26	210,000	232,828
Avient Corp. 5.750%, 05/15/25[5]	85,000	90,313
Ball Corp. 5.250%, 07/01/25	48,000	54,240
Caesars Entertainment, Inc. 6.250%, 07/01/25[5]	215,000	228,717
CDW LLC/CDW Finance Corp.
4.125%, 05/01/25	145,000	150,800
5.500%, 12/01/24	200,000	219,192

Clearwater Paper Corp. 5.375%, 02/01/25[5]	255,000	270,300
Cleveland-Cliffs, Inc. 9.875%, 10/17/25[5]	80,000	93,724
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	225,000	270,844
CSC Holdings LLC 5.250%, 06/01/24	97,000	104,639
DCP Midstream Operating LP 5.375%, 07/15/25	276,000	299,080
Delta Air Lines, Inc. 7.375%, 01/15/26	225,000	264,084
Embraer Netherlands Finance BV (Netherlands) 5.050%, 06/15/25	220,000	228,281
Encompass Health Corp. 4.500%, 02/01/28	180,000	184,342
FMG Resources August 2006 Pty, Ltd. (Australia) 5.125%, 05/15/24[5]	85,000	92,129
Ford Motor Co. 4.346%, 12/08/26	429,000	452,059
Fortress Transportation and Infrastructure Investors LLC 6.500%, 10/01/25[5]	95,000	99,275
General Electric Co. Series D (3 month LIBOR + 3.330%) 3.514%, 06/15/21[2,3]	483,000	455,710
The Goodyear Tire & Rubber Co. 9.500%, 05/31/25	287,000	321,799

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 78.5% (continued)

Graphic Packaging International LLC 4.875%, 11/15/22	$49,000	$51,205
Hanesbrands, Inc. 4.875%, 05/15/26[5]	100,000	107,250
HCA, Inc. 5.375%, 02/01/25	236,000	263,262
Hexcel Corp. 4.950%, 08/15/25[6]	168,000	182,620
Howmet Aerospace, Inc. 6.875%, 05/01/25	237,000	274,624
Hudbay Minerals, Inc. (Canada) 4.500%, 04/01/26[5]	450,000	467,689
Kaiser Aluminum Corp. 6.500%, 05/01/25[5]	100,000	105,970
L Brands, Inc. 9.375%, 07/01/25[5]	81,000	100,845
Lumen Technologies Inc 5.625%, 04/01/25	254,000	274,002
Mattel, Inc. 3.375%, 04/01/26[5]	180,000	185,839
Meritage Homes Corp. 6.000%, 06/01/25	163,000	182,764
Meritor, Inc. 6.250%, 06/01/25[5]	140,000	149,100
Methanex Corp. (Canada) 4.250%, 12/01/24[4]	220,000	228,800
MGM China Holdings, Ltd. (Macau) 5.250%, 06/18/25[5]	215,000	223,331
MGM Resorts International
5.750%, 06/15/25	100,000	109,000
6.000%, 03/15/23	114,000	122,122

Newell Brands, Inc. 4.875%, 06/01/25	145,000	160,044
Nordstrom, Inc. 4.000%, 03/15/27[4]	282,000	290,460
NuStar Logistics LP
4.750%, 02/01/22	123,000	124,691
5.750%, 10/01/25	100,000	107,052

Occidental Petroleum Corp. 3.450%, 07/15/24	317,000	317,000
Olin Corp. 9.500%, 06/01/25[5]	100,000	123,375
Ovintiv Exploration Inc 5.625%, 07/01/24	381,000	418,810
Owens-Brockway Glass Container, Inc. 6.375%, 08/15/25[5]	245,000	270,725
Penske Automotive Group, Inc. 3.500%, 09/01/25[4]	451,000	461,621
	Principal Amount	Value

Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[5]	$250,000	$269,806
PTC, Inc. 3.625%, 02/15/25[5]	265,000	271,956
QVC, Inc. 4.450%, 02/15/25	259,000	272,597
Royal Caribbean Cruises, Ltd. (Liberia)
10.875%, 06/01/23[5]	140,000	161,042
7.500%, 10/15/27	103,000	116,133

Sally Holdings LLC/Sally Capital, Inc. 8.750%, 04/30/25[5]	65,000	72,353
Sealed Air Corp. 5.500%, 09/15/25[5]	200,000	219,000
Sprint Corp. 7.125%, 06/15/24	221,000	254,426
Telecom Italia S.P.A. (Italy) 5.303%, 05/30/24[5]	400,000	433,230
Tenet Healthcare Corp. 4.875%, 01/01/26[5]	225,000	233,856
TransDigm, Inc. 6.250%, 03/15/26[5]	85,000	90,092
Travel + Leisure Co. 5.650%, 04/01/24[6]	216,000	233,820
United Airlines Holdings, Inc. 5.000%, 02/01/24[4]	254,000	257,810
Western Midstream Operating LP 4.650%, 07/01/26	175,000	183,610

Total Industrials		14,644,391
Utilities - 0.6%
NRG Energy, Inc. 5.250%, 06/15/29[5]	100,000	107,000

Total Corporate Bonds and Notes (Cost $17,595,201)		17,602,363

Short-Term Investments - 8.4%
Joint Repurchase Agreements - 8.4%[7]
Citigroup Global Markets, Inc., dated 03/31/21, due 04/01/21, 0.010% total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.125% - 4.000%, 05/15/23 - 09/15/57, totaling $1,020,000)	1,000,000	1,000,000

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
	PrincipalAmount	Value
Joint Repurchase Agreements - 8.4%[7] (continued)
Daiwa Capital Markets America, dated 03/31/21, due 04/01/21, 0.010% total to be received $555,953 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 05/04/21 - 04/01/51, totaling $567,072)	$555,953	$555,953

Total Joint Repurchase Agreements		1,555,953

Total Short-Term Investments (Cost $1,555,953)		1,555,953
Value

Total Investments - 102.8% (Cost $19,151,154)	$19,158,316
Other Assets, less Liabilities - (2.8)%	(514,175)
Net Assets - 100.0%	$18,644,141

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Some of these securities, amounting to $1,509,647 or 8.1% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of these securities amounted to $5,695,885 or 30.6% of net assets.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$17,602,363	—	$17,602,363
Short-Term Investments
Joint Repurchase Agreements	—	1,555,953	—	1,555,953
Total Investments in Securities	—	$19,158,316	—	$19,158,316

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,509,647	$1,555,953	—	$1,555,953
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.